Employee benefit expenses	12 Months Ended
Dec. 31, 2022
Disclosure of employee benefit expenses [Abstract]
Employee benefit expenses

Note 8 - Employee benefit expenses

Employee benefit expenses (not including directors remuneration) comprise:

	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0	2 0 2 2
	NIS	NIS	NIS	US Dollars
Salary	33,888	33,263	31,865	9,627
Bonus	4,946	5,326	5,834	1,405
	38,834	38,589	37,699	11,032

Key management personnel compensation

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, including the directors of the company, Chief executive officer, Chief finance officer, Chief operation officer and Chief sales officer.

Key management personnel expenses comprise:

	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0	2 0 2 2
	NIS	NIS	NIS	US Dollars

Salary and management fees	5,268	5,039	5,013	1,497
Bonus	4,569	4,840	5,434	1,298
Share based payment expense	321	-	-	91
Directors remuneration	332	345	403	94
	10,490	10,224	10,850	2,980